Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities
Net income (loss)	$ (3,422,040)	$ 1,112,898	$ 1,100,714
Adjustments to reconcile net income (loss) to net cash provided by operating activities
Provision for loan losses	7,375,000	4,525,000	4,355,000
Depreciation	363,646	381,494	391,764
Deferred income taxes	2,129,283	(274,286)	(206,887)
Amortization of net loan fees and costs	(54,837)	(81,891)	(138,490)
Securities accretion and premium amortization	704,572	1,433,684	845,582
Deferred compensation expense		543,050	486,197
(Gains) losses realized on sales of available-for-sale securities	6,242		(90,076)
Gain on acquisition	(847,629)
Accretion of cash surrender value of life insurance	(349,632)	(376,951)	(368,765)
Loss on sale of foreclosed assets	59,929	20,086	290
Subsequent writedowns of foreclosed assets	1,274,221
Decrease (increase) in interest receivable	873,126	(67,265)	351,675
Decrease in interest payable	(618,058)	(345,359)	(1,001,418)
Decrease (increase) in prepaid expenses and other assets	261,991	1,502,378	(2,673,045)
Increase in other accrued expenses	576,363	8,501	20,277
Net cash provided by operating activities	8,332,177	8,381,339	3,072,818
Investing activities
Purchases of available-for-sale securities	(81,272,039)	(168,055,438)	(133,699,046)
Maturities, calls and paydowns of available-for-sale securities	132,244,202	138,219,666	112,429,490
Proceeds of sales of available-for-sale securities	4,442,548		5,851,147
Maturities, calls and paydowns of held-to-maturity securities	1,992,141	2,634,593	2,881,173
Purchases of Federal Home Loan Bank stock		(195,700)	(126,000)
Proceeds of redemptions of Federal Home Loan Bank stock	219,700	139,400	39,100
Net decrease (increase) in loans made to customers	26,989,328	(536,137)	(6,856,415)
Net cash acquired in business combination	2,351,096
Purchases of premises and equipment	(36,975)	(81,739)	(206,193)
Proceeds from sale of foreclosed assets	843,713	901,913	1,276,094
Capitalized additions to other real estate owned		(28,631)	(266,228)
Proceeds from redemptions of bank-owned life insurance			1,062,152
Purchases of bank-owned life insurance			(1,500,000)
Net cash provided (used) by investing activities	87,773,714	(27,002,073)	(19,114,726)
Financing activities
Net increase in demand deposits, interest bearing transaction accounts and savings accounts	31,165,483	15,940,120	3,581,980
Net (decrease) increase in certificates of deposit and other time deposits	(37,993,052)	(7,277,843)	16,950,568
Net (decrease) increase in short-term borrowings	(5,000,000)	5,000,000
Repayment of long-term debt		(1,500,000)	(1,500,000)
Net proceeds from issuing preferred stock (issuance costs of $23,785)			3,126,215
Payment of cash in lieu of fractional shares for common stock dividend	(1,301)	(2,070)	(6,515)
Payment of divdends on preferred stock	(157,500)	(157,500)
Exercise of employee stock options		16,873	486,232
Common stock repurchased and cancelled	(91,634)		(79,985)
Net cash (used) provided by financing activities	(12,078,004)	12,019,580	22,558,495
Increase (decrease) in cash and cash equivalents	84,027,887	(6,601,154)	6,516,587
Cash and cash equivalents, beginning	40,881,932	47,483,086	40,966,499
Cash and cash equivalents, ending	124,909,819	40,881,932	47,483,086
Cash paid during the period for
Interest	5,692,116	8,898,632	11,884,395
Income Taxes	211,585	102,500	49,015
Noncash investing and financing activities
Transfer of loans to foreclosed assets	9,026,463	6,210,817	6,381,631
Transfers from retained earnings to common stock in connection with stock dividends	829,231	991,342	1,431,914
Other comprehensive (loss) income	$ 1,425,909	$ (477,083)	$ 260,617